Fair value of financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [abstract]
Fair value of financial instruments

The notes included in this section focus on assets and liabilities the Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Group’s approach to managing market risk can be found on pages 117 to 121.

18 Fair value of financial instruments

Accounting for financial assets and liabilities – fair values

The Group applies IAS 39. All financial instruments are initially recognised at fair value on the date of initial recognition (including transaction costs, other than financial instruments held at fair value through profit or loss) and, depending on the classification of the asset or liability, may continue to be held at fair value either through profit or loss or other comprehensive income. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Wherever possible, fair value is determined by reference to a quoted market price for that instrument. For many of the Group’s financial assets and liabilities, especially derivatives, quoted prices are not available and valuation models are used to estimate fair value. The models calculate the expected cash flows under the terms of each specific contract and then discount these values back to a present value. These models use as their basis independently sourced market inputs including, for example, interest rate yield curves, equities and commodities prices, option volatilities and currency rates.

For financial liabilities measured at fair value, the carrying amount reflects the effect on fair value of changes in own credit spreads derived from observable market data such as in primary issuance and redemption activity for structured notes.

On initial recognition, it is presumed that the transaction price is the fair value unless there is observable information available in an active market to the contrary. The best evidence of an instrument’s fair value on initial recognition is typically the transaction price. However, if fair value can be evidenced by comparison with other observable current market transactions in the same instrument, or is based on a valuation technique whose inputs include only data from observable markets, then the instrument should be recognised at the fair value derived from such observable market data.

For valuations that have made use of unobservable inputs, the difference between the model valuation and the initial transaction price (‘Day One profit’) is recognised in profit or loss either: on a straight-line basis over the term of the transaction; or over the period until all model inputs will become observable where appropriate; or released in full when previously unobservable inputs become observable.

Various factors influence the availability of observable inputs and these may vary from product to product and change over time. Factors include the depth of activity in the relevant market, the type of product, whether the product is new and not widely traded in the marketplace, the maturity of market modelling and the nature of the transaction (bespoke or generic). To the extent that valuation is based on models or inputs that are not observable in the market, the determination of fair value can be more subjective, dependent on the significance of the unobservable input to the overall valuation. Unobservable inputs are determined based on the best information available, for example by reference to similar assets, similar maturities or other analytical techniques.

The sensitivity of valuations used in the financial statements to possible changes in significant unobservable inputs is shown on page 224.

Critical accounting estimates and judgements

The valuation of financial instruments often involves a significant degree of judgement and complexity, in particular where valuation models make use of unobservable inputs (‘Level 3’ assets and liabilities). This note provides information on these instruments, including the related unrealised gains and losses recognised in the period, a description of significant valuation techniques and unobservable inputs, and a sensitivity analysis.

Valuation

IFRS 13 Fair Value Measurement requires an entity to classify its assets and liabilities according to a hierarchy that reflects the observability of significant market inputs. The three levels of the fair value hierarchy are defined below.

Quoted market prices – Level 1

Assets and liabilities are classified as Level 1 if their value is observable in an active market. Such instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions. An active market is one in which transactions occur with sufficient volume and frequency to provide pricing information on an ongoing basis.

Valuation technique using observable inputs – Level 2

Assets and liabilities classified as Level 2 have been valued using models whose inputs are observable either directly or indirectly. Valuations based on observable inputs include assets and liabilities such as swaps and forwards which are valued using market standard pricing techniques, and options that are commonly traded in markets where all the inputs to the market standard pricing models are observable.

Valuation technique using significant unobservable inputs – Level 3

Assets and liabilities are classified as Level 3 if their valuation incorporates significant inputs that are not based on observable market data (unobservable inputs). A valuation input is considered observable if it can be directly observed from transactions in an active market, or if there is compelling external evidence demonstrating an executable exit price. Unobservable input levels are generally determined via reference to observable inputs, historical observations or using other analytical techniques.

18 Fair value of financial instruments continued

The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2017				2016
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	63,925	47,858	1,977	113,760	41,550	36,625	2,065	80,240
Financial assets designated at fair value	4,347	104,187	7,747	116,281	4,031	64,630	9,947	78,608
Derivative financial assets	3,786	228,549	5,334	237,669	5,261	332,819	8,546	346,626
Available for sale investments	22,841	30,571	395	53,807	21,218	36,551	372	58,141
Investment property	-	-	116	116	-	-	81	81
Assets included in disposal groups classified as held for sale[a]	-	-	29	29	6,754	8,511	6,009	21,274
Total assets	94,899	411,165	15,598	521,662	78,814	479,136	27,020	584,970

Trading portfolio liabilities	(20,905)	(16,442)	(4)	(37,351)	(20,205)	(14,475)	(7)	(34,687)
Financial liabilities designated at fair value	-	(173,238)	(480)	(173,718)	(70)	(95,121)	(840)	(96,031)
Derivative financial liabilities	(3,631)	(229,517)	(5,197)	(238,345)	(5,051)	(328,265)	(7,171)	(340,487)
Liabilities included in disposal groups classified as held for sale[a]	-	-	-	-	(397)	(5,224)	(6,201)	(11,822)
Total liabilities	(24,536)	(419,197)	(5,681)	(449,414)	(25,723)	(443,085)	(14,219)	(483,027)

Note

a Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.

18 Fair value of financial instruments continued

The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and product type:

Assets and liabilities held at fair value by product type
	Assets			Liabilities
	Valuation technique using			Valuation technique using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m
As at 31 December 2017
Interest rate derivatives	-	150,325	2,718	-	(143,890)	(2,867)
Foreign exchange derivatives	-	54,783	160	-	(53,346)	(124)
Credit derivatives	-	11,163	1,386	-	(11,312)	(240)
Equity derivatives	3,786	9,848	1,064	(3,631)	(18,527)	(1,961)
Commodity derivatives	-	2,430	6	-	(2,442)	(5)
Government and government sponsored debt	34,783	49,853	49	(13,079)	(13,116)	-
Corporate debt	-	15,098	871	-	(3,580)	(4)
Certificates of deposit, commercial paper and other money market instruments	-	1,491	-	-	(7,377)	(250)
Reverse repurchase and repurchase agreements	-	100,038	-	-	(126,691)	-
Non-asset backed loans	-	5,710	6,657	-	-	-
Asset backed securities	-	1,837	626	-	(221)	-
Issued debt	-	-	-	-	(38,176)	(214)
Equity cash products	56,322	7,690	112	(7,826)	(388)	-
Private equity investments	8	1	817	-	-	(16)
Assets and liabilities held for sale	-	-	29	-	-	-
Other[a]	-	898	1,103	-	(131)	-
Total	94,899	411,165	15,598	(24,536)	(419,197)	(5,681)

As at 31 December 2016
Interest rate derivatives	-	222,892	5,759	-	(215,213)	(4,860)
Foreign exchange derivatives	-	79,612	132	-	(78,263)	(51)
Credit derivatives	-	14,662	1,611	-	(14,844)	(241)
Equity derivatives	4,210	11,842	1,037	(4,058)	(15,808)	(2,007)
Commodity derivatives	1,052	3,809	8	(991)	(4,138)	(13)
Government and government sponsored debt	31,203	49,834	3	(12,761)	(11,454)	-
Corporate debt	46	11,921	969	(27)	(1,907)	(5)
Certificates of deposit, commercial paper and other money market instruments	-	994	-	-	(6,936)	(319)
Reverse repurchase and repurchase agreements	-	63,162	-	-	(55,710)	-
Non-asset backed loans	-	2,888	8,767	-	-	-
Asset backed securities	-	1,956	515	-	(256)	-
Issued debt	-	-	-	-	(31,973)	(298)
Equity cash products	35,399	6,478	150	(7,416)	(934)	(2)
Private equity investments	23	110	856	-	(18)	(12)
Assets and liabilities held for sale	6,754	8,511	6,009	(397)	(5,224)	(6,201)
Other[a]	127	465	1,204	(73)	(407)	(210)
Total	78,814	479,136	27,020	(25,723)	(443,085)	(14,219)

Note

a Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property.

18 Fair value of financial instruments continued

Valuation techniques and sensitivity analysis

Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of the valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.

Sensitivities are dynamically calculated on a monthly basis. The calculation is based on range or spread data of a reliable reference source or a scenario based on relevant market analysis alongside the impact of using alternative models. Sensitivities are calculated without reflecting the impact of any diversification in the portfolio.

The valuation techniques used for the material products within Levels 2 and 3, and observability and sensitivity analysis for products within Level 3, are described below.

Interest rate derivatives

Description: Derivatives linked to interest rates or inflation indices. The category includes futures, interest rate and inflation swaps, swaptions, caps, floors, inflation options, balance guaranteed swaps and other exotic interest rate derivatives.

Valuation: Interest rate and inflation derivatives are generally valued using curves of forward rates constructed from market data to project and discount the expected future cash flows of trades. Instruments with optionality are valued using volatilities implied from market inputs, and use industry standard or bespoke models depending on the product type.

Observability: In general, inputs are considered observable up to liquid maturities which are determined separately for each input and underlying. Unobservable inputs are generally set by referencing liquid market instruments and applying extrapolation techniques or inferred via another reasonable method.

Level 3 sensitivity: Sensitivity to unobservable valuation inputs is based on the dispersion of consensus data services where available, or alternatively it is based on stress scenarios or historic data.

Foreign exchange derivatives

Description: Derivatives linked to the foreign exchange (FX) market. The category includes FX forward contracts, FX swaps and FX options. The majority are traded as over the counter (OTC) derivatives.

Valuation: FX derivatives are valued using industry standard and bespoke models depending on the product type. Valuation inputs include FX rates, interest rates, FX volatilities, interest rate volatilities, FX interest rate correlations and others as appropriate.

Observability: FX correlations, forwards and volatilities are generally observable up to liquid maturities which are determined separately for each input and underlying. Unobservable inputs are set by referencing liquid market instruments and applying extrapolation techniques, or inferred via another reasonable method.

Level 3 sensitivity: Sensitivity relating to unobservable valuation inputs is primarily based on the dispersion of consensus data services.

Credit derivatives

Description: Derivatives linked to the credit spread of a referenced entity, index or basket of referenced entities or a pool of referenced assets (e.g. a securitised product). The category includes single name and index credit default swaps (CDS), asset backed CDS and synthetic collateralised debt obligations (CDOs).

Valuation: CDS are valued on industry standard models using curves of credit spreads as the principal input. Credit spreads are observed directly from broker data, third party vendors or priced to proxies. Synthetic CDOs are valued using a model that incorporates credit spreads, recovery rates, correlations and interest rates, and is calibrated to the index tranche market.

Observability: CDS contracts referencing entities that are actively traded are generally considered observable. Other valuation inputs are considered observable if products with significant sensitivity to the inputs are actively traded in a liquid market. Unobservable valuation inputs are generally determined with reference to recent transactions or inferred from observable trades of the same issuer or similar entities.

Level 3 sensitivity: Sensitivity to unobservable CDS contracts is determined by applying a shift to credit spread curves based on the average range of pricing observed in the market for similar CDS. Sensitivity to unobservable synthetic CDOs is calculated using correlation levels derived from the range of contributors to a consensus bespoke service.

Equity derivatives

Description: Exchange traded or OTC derivatives linked to equity indices and single names. The category includes vanilla and exotic equity products.

Valuation: Equity derivatives are valued using industry standard models. Valuation inputs include stock prices, dividends, volatilities, interest rates, equity repurchase curves and, for multi-asset products, correlations.

Observability: In general, valuation inputs are observable up to liquid maturities which are determined separately for each input and underlying. Unobservable inputs are set by referencing liquid market instruments and applying extrapolation techniques, or inferred via another reasonable method.

Level 3 sensitivity: Sensitivity is generally estimated using the dispersion of consensus data services.

Commodity derivatives

Description: Exchange traded and OTC derivatives based on underlying commodities such as metals, crude oil and refined products, agricultural, power and natural gas.

Valuation: Commodity swaps and options are valued using models incorporating discounting of cash flows and other industry standard modelling techniques. Valuation inputs include forward curves, volatilities implied from market observable inputs and correlations.

Observability: Commodity correlations, forwards and volatilities are generally observable up to liquid maturities which are determined separately for each input and underlying. Unobservable inputs are set with reference to similar observable products, or by applying extrapolation techniques to observable inputs.

Level 3 sensitivity: Sensitivity is determined primarily by measuring historical variability over a period of years. Where historical data is unavailable or uncertainty is due to volumetric risk, sensitivity is measured by applying appropriate stress scenarios or using proxy bid-offer spread levels.

Complex derivative instruments

Valuation estimates made by counterparties with respect to complex derivative instruments, for the purpose of determining the amount of collateral to be posted, often differ, sometimes significantly, from Barclays’ own estimates. In almost all cases, Barclays has been able to successfully resolve such differences or otherwise reach an accommodation with respect to collateral posting levels, including in certain cases by entering into compromise collateral arrangements. Due to the ongoing nature of collateral calls, Barclays will often be engaged in discussion with one or more counterparties in respect of such differences at any given time. Valuation estimates made by counterparties for collateral purposes are considered, like any other third party valuation, when determining Barclays’ fair value estimates.

Government and government sponsored debt

Description: Government bonds, supra sovereign bonds and agency bonds.

Valuation: Liquid bonds that are actively traded through an exchange or clearing house are marked to the levels observed in these markets. Other actively traded bonds are valued using observable market prices sourced from broker quotes, inter-dealer prices or other reliable pricing sources.

Observability: prices for actively traded bonds are considered observable. Unobservable bonds prices are generally determined by reference to bond yields for actively traded bonds from the same (or a similar) issuer.

Level 3 sensitivity: Sensitivity is generally determined by using a range of observable alternative prices.

Corporate debt

Description: Primarily corporate bonds.

Valuation: Corporate bonds are valued using observable market prices sourced from broker quotes, inter-dealer prices or other reliable pricing sources.

Observability: Prices for actively traded bonds are considered observable. Unobservable bonds prices are generally determined by reference to bond yields or CDS spreads for actively traded instruments issued by or referencing the same (or a similar) issuer.

Level 3 sensitivity: Sensitivity is generally determined by applying a shift to bond yields using the average ranges of external levels observed in the market for similar bonds.

Certificates of Deposit, Commercial Paper and other money market instruments

Description: Certificates of deposit, commercial paper and other money market instruments.

Valuation: Instruments are valued using observable market prices sourced from broker quotes, inter-dealer prices or other reliable pricing services.

Observability: Prices for actively traded instruments are considered observable. Unobservable instrument prices are generally determined by reference to bond yields or CDS spreads for actively traded instruments issued by or referencing the same (or a similar) issuer.

Level 3 sensitivity: Sensitivity is generally calculated by using a range of observable alternative prices.

Reverse repurchase and repurchase agreements

Description: Includes securities purchased under resale agreements, securities sold under repurchase agreements, and other similar secured lending agreements. The agreements are primarily short-term in nature.

Valuation: Repurchase and reverse repurchase agreements are generally valued by discounting the expected future cash flows using industry standard models that incorporate market interest rates and repurchase rates, based on the specific details of the transaction.

Observability: Inputs are deemed observable up to liquid maturities, and are determined based on the specific features of the transaction. Unobservable inputs are generally set by referencing liquid market instruments and applying extrapolation techniques, or inferred via another reasonable method.

Level 3 sensitivity: Sensitivity is generally estimated using the dispersion of consensus data services, stress scenarios or historic data. In general, the sensitivity of unobservable inputs is not significant to the overall valuation given the predominantly short-term nature of the agreements.

Non-asset backed loans

Description: Largely made up of fixed rate loans.

Valuation: Fixed rate loans are valued using models that discount expected future cash flows based on interest rates and loan spreads.

Observability: Within this loan population, the loan spread is generally unobservable. Unobservable loan spreads are determined by incorporating funding costs, the level of comparable assets such as gilts, issuer credit quality and other factors.

Level 3 sensitivity: The sensitivity of fixed rate loans is calculated by applying a shift to loan spreads.

Asset backed securities

Description: Securities that are linked to the cash flows of a pool of referenced assets via securitisation. The category includes residential mortgage backed securities, commercial mortgage backed securities, CDOs, collateralised loan obligations (CLOs) and other asset backed securities.

Valuation: Where available, valuations are based on observable market prices sourced from broker quotes and inter-dealer prices. Otherwise, valuations are determined using industry standard discounted cash flow analysis that calculates the fair value based on valuation inputs such as constant default rate, conditional prepayment rate, loss given default and yield. These inputs are determined by reference to a number of sources including proxying to observed transactions, market indices or market research, and by assessing underlying collateral performance.

Proxying to observed transactions, indices or research requires an assessment and comparison of the relevant securities’ underlying attributes including collateral, tranche, vintage, underlying asset composition (historical losses, borrower characteristics and loan attributes such as loan to value ratio and geographic concentration) and credit ratings (original and current).

Observability: Where an asset backed product does not have an observable market price and the valuation is determined using a discounted cash flow analysis, the instrument is considered unobservable.

Level 3 sensitivity: The sensitivity analysis for asset backed products is based on externally sourced pricing dispersion or by stressing the inputs of discount cash flow analysis.

Issued debt

Description: Debt notes issued by Barclays.

Valuation: Issued debt is valued using discounted cash flow techniques and industry standard models incorporating various inputs observed for each instrument.

Observability: Barclays issued notes are generally observable. Structured notes are debt instruments containing embedded derivatives. Where either an input to the embedded derivative or the debt instrument is deemed unobservable and significant to the overall valuation of the note, the structured note is classified as Level 3.

Level 3 sensitivity: Sensitivity to the unobservable input in the embedded derivative is calculated in line with the method used for the derivative instrument concerned.

Equity cash products

Description: Includes listed equities, Exchange Traded Funds (ETF) and preference shares.

Valuation: Valuation of equity cash products is primarily determined through market observable prices.

Observability: Prices for actively traded equity cash products are considered observable. Unobservable equity prices are generally determined by reference to actively traded instruments that are similar in nature, or inferred via another reasonable method.

Level 3 sensitivity: Sensitivity is generally calculated based on applying a shift to the valuation of the underlying asset.

Private equity investments

Description: Includes private equity holdings and principal investments.

Valuation: Private equity investments are valued in accordance with the ‘International Private Equity and Venture Capital Valuation Guidelines’ which require the use of a number of individual pricing benchmarks such as the prices of recent transactions in the same or similar entities, discounted cash flow analysis and comparison with the earnings multiples of listed companies. While the valuation of unquoted equity instruments is subjective by nature, the relevant methodologies are commonly applied by other market participants and have been consistently applied over time.

Observability: Inputs are considered observable if there is active trading in a liquid market of products with significant sensitivity to the inputs. Unobservable inputs include earnings estimates, multiples of comparative companies, marketability discounts and discount rates.

Level 3 sensitivity: Private equity valuation models are each sensitive to a number of key assumptions, such as projected future earnings, comparator multiples, marketability discounts and discount rates. Valuation sensitivity is generally estimated by shifting assumptions to reasonable alternative levels.

Assets and liabilities held for sale

Description: Assets and liabilities held for sale consist of disposal groups Barclays intend to sell.

Valuation: Assets and liabilities held for sale are valued at the lower of carrying value and fair value less cost to sell.

Level 3 sensitivity: The disposal groups that are measured at fair value less cost to sell are valued at the agreed price less costs to sell and are not expected to display significant sensitivity. The sensitivity of the assets and liabilities measured at carrying value is explained within the relevant product descriptions.

Other

Description: Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property.

Assets and liabilities reclassified between Level 1 and Level

During the period there were transfers of £3,807m of government bond assets and £1,023m/£(950)m of commodity derivative assets and liabilities during the period from Level 1 to Level 2 (2016: £2,340m of government bond assets transferred from Level 2 to Level 1) to reflect the market observability of these product types. These transfers are reflected as if they had taken place at the beginning of the year.

Level 3 movement analysis

The following table summarises the movements in the Level 3 balances during the period. Transfers have been reflected as if they had taken place at the beginning of the year.

Assets and liabilities included in disposal groups classified as held for sale and measured at fair value less cost to sell are not included as these are measured at fair value on a non-recurring basis.

Asset and liability transfers between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

During the year:

  £721m of net interest rate derivatives were transferred from Level 3 to Level 2 to reflect the market observability of the products;
  £2,284m of non-asset backed loans were derecognised due to a substantial modification of terms on the ESHLA loans. The restructured loans are measured on an amortised cost basis.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2017					Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2017
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	3	46	-	-	-	-	-	-	-	-	49
Corporate debt	969	73	(47)	-	(98)	21	-	-	6	(53)	871
Non-asset backed loans	151	435	(187)	-	(221)	(8)	-	-	1	(5)	166
Asset backed securities	515	195	(78)	-	(9)	9	-	-	-	(5)	627
Equity cash products	77	24	(11)	-	-	(19)	-	-	-	(3)	68
Other	350	2	(77)	-	(97)	25	(1)	-	3	(9)	196
Trading portfolio assets	2,065	775	(400)	-	(425)	28	(1)	-	10	(75)	1,977

Non-asset backed loans	8,616	-	-	-	(2,284)	159	-	-	-	-	6,491
Asset backed loans	201	27	(25)	-	(3)	(17)	(3)	-	6	(31)	155
Private equity investments	562	26	(127)	-	(1)	(1)	29	-	21	(11)	498
Equity cash products	-	-	-	-	(1)	(7)	-	-	16	-	8
Other	568	4,675	(4,646)	-	(247)	41	197	-	16	(9)	595
Financial assets designated at fair value	9,947	4,728	(4,798)	-	(2,536)	175	223	-	59	(51)	7,747

Equity cash products	73	-	-	-	-	-	1	2	5	(45)	36
Private equity investments	294	15	(78)	-	-	-	(5)	37	60	(4)	319
Other	5	36	-	-	(2)	-	-	1	-	-	40
Available for sale investments	372	51	(78)	-	(2)	-	(4)	40	65	(49)	395

Investment property	81	114	(69)	-	-	-	(10)	-	-	-	116

Trading portfolio liabilities	(7)	(4)	1	-	-	2	-	-	(1)	5	(4)

Certificates of deposit, commercial paper and other money market instruments	(319)	-	69	-	-	-	9	-	(104)	95	(250)
Issued debt	(298)	-	84	-	-	-	-	-	-	-	(214)
Other	(223)	-	-	-	204	-	(6)	-	-	9	(16)
Financial liabilities designated at fair value	(840)	-	153	-	204	-	3	-	(104)	104	(480)

Interest rate derivatives	899	58	(1)	-	(208)	(166)	-	-	(11)	(721)	(150)
Foreign exchange derivatives	81	-	-	-	(12)	27	-	-	(13)	(46)	37
Credit derivatives	1,370	5	(2)	-	(29)	(128)	-	-	(69)	(1)	1,146
Equity derivatives	(970)	(220)	(14)	-	374	(43)	-	-	(16)	(7)	(896)
Commodity derivatives	(5)	-	-	-	-	4	-	-	1	-	-
Net derivative financial instruments[a]	1,375	(157)	(17)	-	125	(306)	-	-	(108)	(775)	137

Assets and liabilities held for sale	574	-	(574)	-	-	-	-	-	-	-	-

Total	13,567	5,507	(5,782)	-	(2,634)	(101)	211	40	(79)	(841)	9,888

Net assets held for sale measured at fair value on non-recurring basis											29
Total	13,567	5,507	(5,782)	-	(2,634)	(101)	211	40	(79)	(841)	9,917

Notes

a The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,334m (2016: £8,546m) and derivative financial liabilities are £5,197m (2016: £7,171m).

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2016	Purchases	Sales	Issues	Settlements	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2016
						Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	320	-	(317)	-	-	-	-	-	-	-	3
Corporate debt	2,843	38	(48)	-	(5)	206	-	-	32	(2,097)	969
Non-asset backed loans	507	173	(498)	-	(4)	(38)	-	-	18	(7)	151
Asset backed securities	743	129	(295)	-	(171)	111	-	-	1	(3)	515
Equity cash products	121	4	(4)	-	-	(15)	-	-	-	(29)	77
Other	374	55	(89)	-	(1)	30	-	-	1	(20)	350
Trading portfolio assets	4,908	399	(1,251)	-	(181)	294	-	-	52	(2,156)	2,065

Non-asset backed loans	15,963	-	-	-	(8,602)	1,155	100	-	-	-	8,616
Asset backed loans	256	48	(225)	-	(20)	30	-	-	112	-	201
Private equity investments	457	38	(51)	-	(3)	16	120	-	6	(21)	562
Equity Cash products	26	-	(26)	-	-	-	-	-	-	-	-
Other	595	2,658	(2,729)	-	(33)	37	85	-	41	(86)	568
Financial assets designated at fair value	17,297	2,744	(3,031)	-	(8,658)	1,238	305	-	159	(107)	9,947

Equity cash products	24	52	(7)	-	-	-	3	2	-	(1)	73
Private equity investments	877	15	(254)	-	(407)	-	-	63	-	-	294
Other	20	1	(7)	-	(16)	-	1	5	1	-	5
Available for sale investments	921	68	(268)	-	(423)	-	4	70	1	(1)	372

Investment property	82	-	(3)	-	-	-	2	-	-	-	81

Trading portfolio liabilities	-	-	(9)	-	-	(1)	-	-	-	3	(7)

Certificates of deposit, commercial paper and other money market instruments	(272)	-	-	(19)	48	2	(7)	-	(301)	230	(319)
Issued debt	(538)	-	-	-	231	-	9	-	-	-	(298)
Other	(244)	-	-	-	83	(48)	(2)	-	(50)	38	(223)
Financial liabilities designated at fair value	(1,054)	-	-	(19)	362	(46)	-	-	(351)	268	(840)

Interest rate derivatives	418	45	3	-	(6)	228	-	-	294	(83)	899
Foreign exchange derivatives	(104)	-	30	2	40	6	-	-	55	52	81
Credit derivatives	1,685	2	(306)	-	(119)	111	-	-	3	(6)	1,370
Equity derivatives	(857)	196	7	(83)	(34)	(98)	-	-	(15)	(86)	(970)
Commodity derivatives	(506)	-	-	-	91	(3)	-	-	-	413	(5)
Net derivative financial instruments[a]	636	243	(266)	(81)	(28)	244	-	-	337	290	1,375

Assets and liabilities held for sale	424	126	(166)	(116)	85	-	172	-	-	49	574

Total	23,214	3,580	(4,994)	(216)	(8,843)	1,729	483	70	198	(1,654)	13,567
Net liabilities held for sale measured at fair value on non-recurring basis											(766)

Total	23,214	3,580	(4,994)	(216)	(8,843)	1,729	483	70	198	(1,654)	12,801

Note

a The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,334m (2016: £8,546m) and derivative financial liabilities are £5,197m (2016: £7,171m).

Unrealised gains and losses on Level 3 financial assets and liabilities

The following table discloses the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end
	2017				2016
	Income statement		Other compre-hensiveincome		Income statement		Other compre-hensive income
	Trading income	Other income		Total	Trading income	Other income		Total[a]
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(34)	-	-	(34)	243	-	-	243
Financial assets designated at fair value	147	200	-	347	227	271	-	498
Available for sale investments	-	(4)	29	25	-	6	70	76
Investment property	-	(10)	-	(10)	-	2	-	2
Trading portfolio liabilities	3	-	-	3	(1)	-	-	(1)
Financial liabilities designated at fair value	58	10	-	68	96	(6)	-	90
Net derivative financial instruments	(301)	-	-	(301)	175	-	-	175
Assets and liabilities held for sale	-	-	-	-	-	128	-	128
Total	(127)	196	29	98	740	401	70	1,211

Note

a The unrealised gain of £1,211m on Level 3 assets in 2016 is largely offset by losses on related Level 2 and Level 1 portfolio hedges.

Sensitivity analysis of valuations using unobservable inputs
	2017				2016
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	114	-	(138)	-	209	-	(249)	-
Foreign exchange derivatives	6	-	(6)	-	15	-	(15)	-
Credit derivatives	106	-	(79)	-	127	-	(133)	-
Equity derivatives	99	-	(99)	-	163	-	(164)	-
Commodity derivatives	3	-	(3)	-	5	-	(5)	-
Corporate debt	4	-	(3)	-	7	-	(2)	-
Certificates of deposit, commercial paper and other money market instruments	-	-	-	-	-	-	(1)	-
Non asset backed loans	243	-	(468)	-	462	-	(597)	-
Asset backed securities	1	-	-	-	1	-	(1)	-
Issued debt	-	-	-	-	-	-	-	-
Equity cash products	12	24	(8)	(24)	12	26	(11)	(26)
Private equity investments	133	13	(138)	(13)	104	18	(104)	(21)
Assets and liabilities held for sale	-	-	-	-	3	-	(3)	-
Other[a]	5	-	(5)	-	155	-	(113)	-
Total	726	37	(947)	(37)	1,263	44	(1,398)	(47)

Note

a Other includes commercial real estate loans, funds and fund-linked products, asset backed loans physical commodities and investment property.

The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £763m (2016: £1,307m) or to decrease fair values by up to £984m (2016: £1,445m) with substantially all the potential effect impacting profit and loss rather than reserves.

18 Fair value of financial instruments continued

Significant unobservable inputs

The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)	Significant unobservable inputs	2017Range		2016Range
			Min	Max	Min	Max	Units[a]
Derivative financial instruments[b]
Interest rate	Discounted cash flows	Inflation forwards	1	3	(1)	8%
derivatives		Credit spread	45	1,320	25	1,669	bps
	Comparable pricing	Price	-	100	-	100	points
	Option model	Inflation volatility	35	201	35	207	bp vol
		IR - IR correlation	(24)	99	(26)	98%
		FX - IR correlation	(30)	24	(15)	81%
		Interest rate volatility	5	353	9	295	bp vol
Credit derivatives	Discounted cash flows	Credit spread	122	190	133	274	bps
Equity derivatives	Option model	Equity volatility	3	92	1	150%
		Equity - equity correlation	(100)	100	(90)	100%
		Equity - FX correlation	(100)	45	(80)	25%
	Discounted cash flow	Discounted margin	(105)	301	(130)	331	bps
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	30	596	30	1,495	bps
		Price	-	50	-	99	points
	Comparable pricing	Price	-	100	-	100	points
Corporate debt	Comparable pricing	Price	-	100	-	121	points
	Discounted cash flows	Credit spread	140	190	145	190	bps
Asset backed securities	Comparable pricing	Price	-	99	-	270	points
Private equity investments	EBITDA multiple	EBITDA multiple	8	13	5	17	multiple

Notes

a The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.

b Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 31-596 bps (2016: 65-874bps).

18 Fair value of financial instruments continued

The following section describes the significant unobservable inputs identified in the table above, and the sensitivity of fair value measurement of the instruments categorised as Level 3 assets or liabilities to increases in significant unobservable inputs. Where sensitivities are described, the inverse relationship will also generally apply.

Where reliable interrelationships can be identified between significant unobservable inputs used in fair value measurement. A description of those interrelationships is included below.

Forwards

A price or rate that is applicable to a financial transaction that will take place in the future.

In general, a significant increase in a forward in isolation will result in a fair value increase for the contracted receiver of the underlying (currency, bond, commodity, etc.), but the sensitivity is dependent on the specific terms of the instrument.

Credit spread

Credit spreads typically represent the difference in yield between an instrument and a benchmark security or reference rate. Credit spreads reflect the additional yield that a market participant demands for taking on exposure to the credit risk of an instrument and form part of the yield used in a discounted cash flow calculation.

In general, a significant increase in credit spread in isolation will result in a movement in a fair value decrease for a cash asset.

For a derivative instrument, a significant increase in credit spread in isolation can result in a fair value increase or decrease depending on the specific terms of the instrument.

Volatility

Volatility is a measure of the variability or uncertainty in return for a given derivative underlying. It is an estimate of how much a particular underlying instrument input or index will change in value over time. In general, volatilities are implied from observed option prices. For unobservable options the implied volatility may reflect additional assumptions about the nature of the underlying risk, and the strike/maturity profile of a specific contract.

In general a significant increase in volatility in isolation will result in a fair value increase for the holder of a simple option, but the sensitivity is dependent on the specific terms of the instrument.

There may be interrelationships between unobservable volatilities and other unobservable inputs (e.g. when equity prices fall, implied equity volatilities generally rise) but these are generally specific to individual markets and may vary over time.

Correlation

Correlation is a measure of the relationship between the movements of two variables. Correlation can be a significant input into valuation of derivative contracts with more than one underlying instrument. Credit correlation generally refers to the correlation between default processes for the separate names that make up the reference pool of a CDO structure.

A significant increase in correlation in isolation can result in a fair value increase or decrease depending on the specific terms of the instrument.

Comparable price

Comparable instrument prices are used in valuation by calculating an implied yield (or spread over a liquid benchmark) from the price of a comparable observable instrument, then adjusting that yield (or spread) to account for relevant differences such as maturity or credit quality. Alternatively, a price-to-price basis can be assumed between the comparable and unobservable instruments in order to establish a value.

In general, a significant increase in comparable price in isolation will result in an increase in the price of the unobservable instrument. For derivatives, a change in the comparable price in isolation can result in a fair value increase or decrease depending on the specific terms of the instrument.

Loan spread

Loan spreads typically represent the difference in yield between an instrument and a benchmark security or reference rate. Loan spreads typically reflect credit quality, the level of comparable assets such as gilts and other factors, and form part of the yield used in a discounted cash flow calculation.

The ESHLA portfolio primarily consists of long dated fixed rate loans extended to counterparties in the UK Education, Social Housing and Local Authority sectors. The loans are categorised as Level 3 in the fair value hierarchy due to their illiquid nature and the significance of unobservable loan spreads to the valuation. Valuation uncertainty arises from the long dated nature of the portfolio, the lack of secondary market in the loans and the lack of observable loan spreads. The majority of ESHLA loans are to borrowers in heavily regulated sectors that are considered extremely low credit risk, and have a history of zero defaults since inception. While the overall loan spread range is from 30bps to 596bps (2016: 30bps to 1,495bps), the vast majority of spreads are concentrated towards the bottom end of this range, with 99% of the loan notional being valued with spreads less than 200bps consistently for both years.

In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Loss given default (LGD)

Loss given default represents the expected loss upon liquidation of the collateral as a percentage of the balance outstanding.

In general, a significant increase in the LGD in isolation will translate to lower recovery and lower projected cash flows to pay to the securitization, resulting in a movement in fair value that is unfavorable for the holder of the securitized product.

EBITDA Multiple

EBITDA multiple is the ratio of the valuation of the investment to the Earnings before interest, taxes, depreciation and amortization.

In general a significant increase in the multiple will result in a fair value increase for an investment.

Fair value adjustments

Key balance sheet valuation adjustments are quantified below:

	2017	2016
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(391)	(475)
Uncollateralised derivative funding	(45)	(82)
Derivative credit valuation adjustments	(103)	(237)
Derivative debit valuation adjustments	131	242

Exit price adjustments derived from market bid-offer spreads

The Group uses mid-market pricing where it is a market maker and has the ability to transact at, or better than, mid price (which is the case for certain equity, bond and vanilla derivative markets). For other financial assets and liabilities, bid-offer adjustments are recorded to reflect the exit level for the expected close out strategy. The methodology for determining the bid-offer adjustment for a derivative portfolio involves calculating the net risk exposure by offsetting long and short positions by strike and term in accordance with the risk management and hedging strategy.

Bid-offer levels are generally derived from market quotes such as broker data. Less liquid instruments may not have a directly observable bid-offer level. In such instances, an exit price adjustment may be derived from an observable bid-offer level for a comparable liquid instrument, or determined by calibrating to derivative prices, or by scenario or historical analysis.

Exit price adjustments derived from market bid-offer spreads have reduced by £84m to £391m as a result of risk reduction and spread tightening.

Discounting approaches for derivative instruments

Collateralised

In line with market practice, the methodology for discounting collateralised derivatives takes into account the nature and currency of the collateral that can be posted within the relevant credit support annex (CSA). The CSA aware discounting approach recognises the ‘cheapest to deliver’ option that reflects the ability of the party posting collateral to change the currency of the collateral.

Uncollateralised

A fair value adjustment of £45m is applied to account for the impact of incorporating the cost of funding into the valuation of uncollateralised and partially collateralised derivative portfolios and collateralised derivatives where the terms of the agreement do not allow the rehypothecation of collateral received. This adjustment is referred to as the ‘Funding Fair Value Adjustment’ (FFVA). FFVA has decreased by £37m to £45m mainly as a result of material trade unwinds.

FFVA is determined by calculating the net expected exposure at a counterparty level and applying a funding rate to the exposure that reflects the market cost of funding. Barclays’ internal Treasury rates are used as an input to the calculation. The approach takes into account the probability of default of each counterparty, as well as any mandatory break clauses.

FFVA incorporates a scaling factor which is an estimate of the extent to which the cost of funding is incorporated into observed traded levels. On calibrating the scaling factor, it is with the assumption that Credit Valuation Adjustments (CVA) and Debit Valuation Adjustments (DVA) are retained as valuation components incorporated into such levels. The effect of incorporating this scaling factor at 31 December 2017 was to reduce FFVA by £138m (2016: £246m).

The approach outlined above has been in use since 2012 with no significant changes.

Barclays continues to monitor market practices and activity to ensure the approach to uncollateralised derivative valuation remains appropriate. The above approach has been in use since 2012 with no significant changes.

Derivative credit and debit valuation adjustments

CVA and DVA are incorporated into derivative valuations to reflect the impact on fair value of counterparty credit risk and Barclays’ own credit quality respectively. These adjustments are calculated for uncollateralised and partially collateralised derivatives across all asset classes. CVA and DVA are calculated using estimates of exposure at default, probability of default and recovery rates, at a counterparty level. Counterparties include (but are not limited to) corporates, sovereigns and sovereign agencies and supranationals.

Exposure at default is generally estimated through the simulation of underlying risk factors through approximating with a more vanilla structure, or by using current or scenario-based mark to market as an estimate of future exposure.

Probability of default and recovery rate information is generally sourced from the CDS markets. Where this information is not available, or considered unreliable, alternative approaches are taken based on mapping internal counterparty ratings onto historical or market-based default and recovery information. In particular, this applies to sovereign related names where the effect of using the recovery assumptions implied in CDS levels would imply a £50m (2016: £95m) increase in CVA.

Correlation between counterparty credit and underlying derivative risk factors, termed ‘wrong-way,’ or ‘right-way’ risk, is not systematically incorporated into the CVA calculation but is adjusted where the underlying exposure is directly related to the counterparty.

CVA decreased by £134m to £103m, primarily due to reductions in the average maturity of the portfolio driven by trade unwinds. DVA reduced by £111m to £131m, primarily as a result of Barclays’ credit spreads tightening and trade unwinds.

Portfolio exemptions

The Group uses the portfolio exemption in IFRS 13 Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, the Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.

Unrecognised gains as a result of the use of valuation models using unobservable inputs

For instruments where fair value cannot be evidenced by reference to observable market data, initial recognition occurs at the transaction price. This is achieved by recognising a reserve for the difference between unobservable fair value and transaction price.

For financial instruments measured at fair value on an ongoing basis the reserve was £109m (2016: £179m). During 2017 there were additions of £34m (2016: £29m) and amortisation and releases of £104m (2016: £37m).

Third party credit enhancements

Structured and brokered certificates of deposit issued by Barclays are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the US. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IAS 39 fair value option includes this third party credit enhancement. The on-balance sheet value of these brokered certificates of deposit amounted to £4,070m (2016: £3,905m).

18 Fair value of financial instruments continued

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet:

	2017					2016
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Held to maturity	5,109	5,285	5,285	-	-	5,176	5,347	5,347	-	-
Loans and advances to banks	35,663	35,660	3,701	31,959	-	43,251	43,228	7,256	34,987	985
Loans and advances to customers:
– Home loans	147,002	145,262	-	-	145,262	144,765	141,155	-	-	141,155
– Credit cards, unsecured and other retail lending	55,767	55,106	655	-	54,451	57,808	57,699	737	42	56,920
– Finance lease receivables[a]	2,854	2,964				1,602	1,598
– Corporate loans	159,929	157,890	-	109,140	48,750	188,609	186,715		126,979	59,736
Reverse repurchase agreements and other similar secured lending	12,546	12,546	-	12,546	-	13,454	13,454	-	13,454	-
Assets included in disposal groups classified as held for sale[b]	1,164	1,195	-	-	1,195	43,593	44,838	1,070	4,614	39,154

Financial liabilities
Deposits from banks	(37,723)	(37,729)	(4,375)	(33,354)	-	(48,214)	(48,212)	(5,256)	(42,895)	(61)
Customer accounts:
– Current and demand accounts	(145,950)	(145,927)	(145,927)	-	-	(138,204)	(138,197)	(127,258)	(10,921)	(18)
– Savings accounts	(134,339)	(134,369)	(134,369)	-	-	(133,344)	(133,370)	(120,471)	(12,891)	(8)
– Other time deposits	(148,832)	(148,897)	(62,750)	(80,296)	(5,851)	(151,630)	(151,632)	(48,853)	(96,240)	(6,539)
Debt securities in issue	(73,314)	(74,752)	-	(72,431)	(2,321)	(75,932)	(76,971)	(196)	(74,712)	(2,063)
Repurchase agreements and other similar secured borrowing	(40,338)	(40,338)	-	(40,338)	-	(19,760)	(19,760)	-	(19,760)	-
Subordinated liabilities	(23,826)	(25,084)	-	(25,084)	-	(23,383)	(24,547)	-	(24,547)	-
Liabilities included in disposal groups classified as held for sale[b]	-	-	-	-	-	(51,775)	(51,788)	(22,264)	(28,998)	(526)

Notes

a The fair value hierarchy for finance lease receivables is not required as part of the standard.

b Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.

The fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As a wide range of valuation techniques are available, it may not be appropriate to directly compare this fair value information to independent market sources or other financial institutions. Different valuation methodologies and assumptions can have a significant impact on fair values which are based on unobservable inputs.

Financial assets

The carrying value of financial assets held at amortised cost is determined in accordance with the relevant accounting policy in Note 20.

Loans and advances to banks

The fair value of loans and advances, for the purpose of this disclosure, is derived from discounting expected cash flows in a way that reflects the current market price for lending to issuers of similar credit quality. Where market data or credit information on the underlying borrowers is unavailable, a number of proxy/extrapolation techniques are employed to determine the appropriate discount rates.

There is minimal difference between the fair value and carrying amount due to the short-term nature of the lending, i.e. predominantly overnight deposit, and the high credit quality of counterparties.

Loans and advances to customers

The fair value of loans and advances to customers, for the purpose of this disclosure, is derived from discounting expected cash flows in a way that reflects the current market price for lending to issuers of similar credit quality.

For retail lending, i.e. home loans and credit cards, tailored discounted cash flow models are predominantly used to estimate the fair value of different product types. For example, for home loans different models are used to estimate fair values of tracker, offset and fixed rate mortgage products.

Key inputs to these models are the differentials between historic and current product margins and estimated prepayment rates.

The discount of fair value to carrying amount for home loans has reduced to 1.2% (2016: 2.5%) due to changes in product mix across the loan portfolio and movements in product margins.

The fair value of corporate loans is calculated by the use of discounted cash flow techniques where the gross loan values are discounted at a rate of difference between contractual margins and hurdle rates or spreads where Barclays charges a margin over LIBOR depending on credit quality and loss given default and years to maturity. The discount between the carrying and fair value has increased to 1.3% (2016: 1.0%).

Reverse repurchase agreements

The fair value of reverse repurchase agreements approximates carrying amount as these balances are generally short dated and fully collateralised.

Financial liabilities

The carrying value of financial liabilities held at amortised cost is determined in accordance with the accounting policy in Note 22.

Deposits from banks and customer accounts

In many cases, the fair value disclosed approximates carrying value because the instruments are short term in nature or have interest rates that reprice frequently, such as customer accounts and other deposits and short-term debt securities.

The fair value for deposits with longer-term maturities mainly time deposits, are estimated using discounted cash flows applying either market rates or current rates for deposits of similar remaining maturities. Consequently the fair value discount is minimal. There were transfers of £34,163m of deposits from banks and customers from Level 2 to Level 1 to reflect the market observability of these product types.

Debt securities in issue

Fair values of other debt securities in issue are based on quoted prices where available, or where the instruments are short dated, carrying amount approximates fair value. The fair value difference has increased to 2.0% (2016: 1.4%).

Repurchase agreements

The fair value of repurchase agreements approximates carrying amounts as these balances are generally short dated.

Subordinated liabilities

Fair values for dated and undated convertible and non-convertible loan capital are based on quoted market rates for the issuer concerned or issuers with similar terms and conditions.